Depreciation and amortization	12 Months Ended
Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Depreciation and amortization

13. Depreciation and amortization

	March 31,
	2022	2023	2024
Depreciation	14,752	14,307	20,336
Amortization	230,758	119,196	122,920
Depreciation on right of use assets	62,643	56,649	54,271
Total	308,153	190,152	197,527

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)